Shareholders' Deficit (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Oct. 18, 2023	Oct. 04, 2023	Apr. 27, 2023	Oct. 29, 2022	Oct. 28, 2022	Dec. 31, 2021	Jan. 25, 2021
Shareholders' Deficit (Details) [Line Items]
Preferred Stock shares authorized		5,000,000	5,000,000						5,000,000
Preferred Stock par value (in Dollars per share)		$ 0.0001	$ 0.0001						$ 0.0001
Preferred Stock, shares outstanding
Preferred Stock, shares issued
Common Stock par value (in Dollars per share)		$ 0.0001						$ 0.0001
Common Stock shares outstanding							28,750,000	28,750,000
Common Stock shares issued							28,750,000	28,750,000
Temporary Stock, shares outstanding								20,542,108
Aggregate cost (in Dollars)										$ 25,000
Aggregate price	5,750,000
Warrants price (in Dollars per share)			$ 0.01
Share price (in Dollars per share)		$ 12	$ 18
Warrants expiration period		5 years	5 years
Percentage of common stock issued and outstanding		20.00%
Private Placement [Member]
Shareholders' Deficit (Details) [Line Items]
Warrants price (in Dollars per share)		$ 1	$ 1
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Common Stock shares authorized		500,000,000	500,000,000						500,000,000
Common Stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Common stock voting rights		one	one
Common Stock shares outstanding				206,000			23,000,000	17,514,839
Common Stock shares issued					0.9		23,000,000	23,000,000
Temporary Stock, shares issued			2,457,892						23,000,000
Temporary Stock, shares outstanding		2,080,915	2,457,892			376,977			23,000,000
Class A Ordinary Shares [Member] | IPO [Member]
Shareholders' Deficit (Details) [Line Items]
Temporary Stock, shares outstanding		23,000,000	23,000,000
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Common Stock shares authorized		50,000,000	50,000,000						50,000,000
Common Stock par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Common stock voting rights		one	one
Common Stock shares outstanding		5,750,000	5,750,000				5,750,000	5,750,000	5,750,000
Common Stock shares issued		5,750,000	5,750,000					5,750,000	5,750,000
Issuance of common stock (in Dollars)										$ 7,187,500
Sponsor surrendered	1,437,500
Conversion percentage			20.00%
Common Stock Subject to Mandatory Redemption [Member] | Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Common Stock shares outstanding		2,080,915	2,457,892						2,457,892
Common Stock shares issued		2,080,915	2,457,892						2,457,892
Temporary Stock, shares outstanding								20,542,108
Warrant [Member]
Shareholders' Deficit (Details) [Line Items]
Warrants price (in Dollars per share)		$ 0.01
Warrant [Member] | IPO [Member]
Shareholders' Deficit (Details) [Line Items]
Number of warrants issued		21,550,000	21,550,000
Warrant [Member] | Public Warrants [Member]
Shareholders' Deficit (Details) [Line Items]
Number of warrants issued		11,500,000	11,500,000
Warrant [Member] | Private Placement [Member]
Shareholders' Deficit (Details) [Line Items]
Number of warrants issued			10,050,000
Warrant [Member] | Private Placement Warrants [Member]
Shareholders' Deficit (Details) [Line Items]
Number of warrants issued		10,050,000
Warrant [Member] | Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Share price (in Dollars per share)		$ 18